Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent events
Subsequent events

34       Subsequent events

Compensation from the Re-bidding process of the Natal Airport

On January 5, 2024, the outstanding compensation that amounted to R$ 323.4 million (equivalent to USD 66.8 million) was collected by ACIB.

Additionally, on January 15, 2024, the outstanding financial debt owing to BNDES for a total amount of R$ 75.9 million (equivalent to USD 15.7 million) was prepaid, after which the related guarantees were released.

AA2000 - Indebtedness

In January and February 2024, AA2000 subscribed for USD 1.1 million and USD 0.6 million of Series 1 and Series 2 BOPREAL’s notes respectively.

As of the date of issuance of these Consolidated Financial Statements AA2000 has sold the Series 1 notes applying the proceeds to the payment of import debts.

Additionally, in March 2024, AA2000 repurchased dollar-linked Class 6, Class 9 and Class 10 Notes for USD 4.7 million, USD 1.6 million and USD 4.5 million respectively.

There are no other subsequent events that could significantly affect the Company’s financial position as of December 31, 2023.